Organization and Basis of Accounting (Details Narrative) - $ / shares	Jun. 30, 2017	Jun. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2015	Jan. 21, 2015
Common stock, authorized	100,000,000		30,000,000	30,000,000	30,000,000	10,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Preferred stock, authorized	17,000,000		20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, authorized	3,000,000	3,000,000
Preferred stock, par value	$ 0.0001